                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4743

                   (Investment Company Act File Number)

                    Federated Equity Income Fund, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/04

            Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund, Inc.

Established 1986

18TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$15.05	$12.21
Income From Investment Operations:
Net investment income	0.19	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.96	2.81

TOTAL FROM INVESTMENT OPERATIONS	1.15	3.04

Less Distributions:
Distributions from net investment income	(0.21)	(0.20)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--

TOTAL DISTRIBUTIONS	(0.21)	(0.20)

Net Asset Value, End of Period	$15.99	$15.05

Total Return[3]	7.67%	24.99%[4]

Ratios to Average Net Assets:

Expenses	1.15%[5,6]	1.18%[5,6]

Net investment income	2.34%[5]	2.35%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[5,8]

Supplemental Data:

Net assets, end of period (000 omitted)	$611,578	$616,835

Portfolio turnover	55%	44%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.13%, 1.16% and 1.15%, for the six months ended May 31, 2004, for the period ended November 30, 2003, and for the year ended March 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended March 31,
2003	2002	2001	2000	1999
$16.66	$16.96	$23.69	$19.49	$19.14

0.27	0.25	0.34	0.27	0.31
(4.48)	(0.26)	(6.26)	4.20	1.54

(4.21)	(0.01)	(5.92)	4.47	1.85

(0.24)	(0.29)	(0.34)	(0.27)	(0.30)
--	--	(0.47)	(0.00)[2]	(1.20)

(0.24)	(0.29)	(0.81)	(0.27)	(1.50)

$12.21	$16.66	$16.96	$23.69	$19.49

(25.36)%	(0.07)%	(25.58)%	23.14%	10.18%

1.17%[6]	1.10%	1.07%	1.10%	1.11%

1.93%	1.49%	1.65%	1.28%	1.66%

0.00%[8]	0.00%[8]	0.00%[8]	--	--

$549,359	$923,647	$1,077,582	$1,187,734	$932,544

123%	86%	85%	58%	69%

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$15.04	$12.21
Income From Investment Operations:
Net investment income	0.13	0.16
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.96	2.80)

TOTAL FROM INVESTMENT OPERATIONS	1.09	2.96)

Less Distributions:
Distributions from net investment income	(0.15)	(0.13)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--

TOTAL DISTRIBUTIONS	(0.15)	(0.13)

Net Asset Value, End of Period	$15.98	$15.04

Total Return[3]	7.26%	24.29%[4]

Ratios to Average Net Assets:

Expenses	1.90%[5,6]	1.93%

Net investment income	1.59%[5]	1.60%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]

Supplemental Data:

Net assets, end of period (000 omitted)	$567,523	$603,043

Portfolio turnover	55%	44%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.88%, 1.91% and 1.90% for the six months ended May 31, 2004, for the period ended November 30, 2003 and the year ended March 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended March 31,
2003	2002	2001	2000	1999
$16.65	$16.96	$23.68	$19.49	$19.15

0.17	0.12	0.18	0.12	0.17
(4.47)	(0.27)	(6.25)	4.19	1.54

(4.30)	(0.15)	(6.07)	4.31	1.71

(0.14)	(0.16)	(0.18)	(0.12)	(0.17)
--	--	(0.47)	(0.00)[2]	(1.20)

(0.14)	(0.16)	(0.65)	(0.12)	(1.37)

$12.21	$16.65	$16.96	$23.68	$19.49

(25.89)%	(0.88)%	(26.11)%	22.18%	9.32%

1.92%[6]	1.85%	1.82%	1.85%	1.86%

1.16%	0.74%	0.89%	0.53%	0.91%

0.00%[8]	0.00%[8]	0.00%[8]	--	--

$551,204	$1,021,453	$1,225,097	$1,537,957	$1,262,258

123%	86%	85%	58%	69%

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$15.05	$12.21
Income From Investment Operations:
Net investment income	0.13	0.16
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.96	2.81

TOTAL FROM INVESTMENT OPERATIONS	1.09	2.97

Less Distributions:
Distributions from net investment income	(0.15)	(0.13)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--

TOTAL DISTRIBUTIONS	(0.15)	(0.13)

Net Asset Value, End of Period	$15.99	$15.05

Total Return[3]	7.26%	24.37%[4]

Ratios to Average Net Assets:

Expenses	1.90%[5,6]	1.93%[5,6]

Net investment income	1.59%[5]	1.60%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[5,8]

Supplemental Data:

Net assets, end of period (000 omitted)	$87,823	$92,145

Portfolio turnover	55%	44%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.88%, 1.90% and 1.91% for the six months ended May 31, 2004, for the period ended November 30, 2003, and the year ended March 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended March 31,
2003	2002	2001	2000	1999
$16.66	$16.96	$23.69	$19.50	$19.15

0.17	0.12	0.18	0.12	0.17
(4.48)	(0.26)	(6.26)	4.19	1.54

(4.31)	(0.14)	(6.08)	4.31	1.71

(0.14)	(0.16)	(0.18)	(0.12)	(0.16)
--	--	(0.47)	(0.00)[2]	(1.20)

(0.14)	(0.16)	(0.65)	(0.12)	(1.36)

$12.21	$16.66	$16.96	$23.69	$19.50

(25.94)%	(0.83)%	(26.14)%	22.17%	9.37%

1.92%[6]	1.85%	1.82%	1.85%	1.86%

1.16%	0.74%	0.90%	0.53%	0.91%

0.00%[8]	0.00%[8]	0.00%[8]	--	--

$85,242	$160,217	$213,472	$249,004	$196,583

123%	86%	85%	58%	69%

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$15.06	$12.22
Income From Investment Operations:
Net investment income	0.17	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.96	2.81

TOTAL FROM INVESTMENT OPERATIONS	1.13	3.01

Less Distributions:
Distributions from net investment income	(0.19)	(0.17)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions		--

TOTAL DISTRIBUTIONS	(0.19)	(0.17)

Net Asset Value, End of Period	$16.00	$15.06

Total Return[3]	7.53%	24.75%[4]

Ratios to Average Net Assets:

Expenses	1.40%[5,6]	1.43%[5,6]

Net investment income	2.09%[5]	2.10%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[5,8]

Supplemental Data:

Net assets, end of period (000 omitted)	$46,309	$49,192

Portfolio turnover	55%	44%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.38%, 1.40%, and 1.41% for the six months ended May 31, 2004, for the period ended November 30, 2003, and the year ended March 31, 2003, respectively after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended March 31,
2003	2002	2001	2000	1999
$16.67	$16.97	$23.70	$19.50	$19.15

0.24	0.21	0.29	0.22	0.27
(4.48)	(0.27)	(6.27)	4.20	1.54

(4.24)	(0.06)	(5.98)	4.42	1.81

(0.21)	(0.24)	(0.28)	(0.22)	(0.26)
--	--	(0.47)	(0.00)[2]	(1.20)

(0.21)	(0.24)	(0.75)	(0.22)	(1.46)

$12.22	$16.67	$16.97	$23.70	$19.50

(25.54)%	(0.32)%	(25.76)%	22.82%	9.90%

1.42%[6]	1.35%	1.32%	1.35%	1.36%

1.66%	1.24%	1.39%	1.03%	1.41%

0.00%[8]	0.00%[8]	0.00%[8]	--	--

$43,366	$81,067	$103,323	$147,313	$127,676

123%	86%	85%	58%	69%

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--94.2%
		Consumer Discretionary--7.3%
57,800		Black & Decker Corp.	$3,463,954
385,000		Delphi Auto Systems Corp.	3,923,150
1,125,100		Limited, Inc.	21,714,430
562,100		Mattel, Inc.	9,825,508
251,900		Maytag Corp.	6,569,552
707,300		McDonald's Corp.	18,672,720
427,500		Newell Rubbermaid, Inc.	10,076,175
1,261,900		Pearson PLC, ADR	15,571,846
145,700		Pier 1 Imports, Inc.	2,746,445
101,200		Thomson Corp.	3,293,467

		TOTAL	95,857,247

		Consumer Staples--4.9%
145,400		Albertsons, Inc.	3,406,722
57,000		Altria Group, Inc.	2,734,290
324,300		Coca-Cola Co.	16,652,805
154,500		Colgate-Palmolive Co.	8,837,400
358,200		Kimberly-Clark Corp.	23,605,380
136,000		Sara Lee Corp.	3,114,400
97,700		Unilever N.V., ADR	6,445,269

		TOTAL	64,796,266

		Energy--6.7%
375,300		BP PLC, ADR	19,890,900
71,900		ChevronTexaco Corp.	6,499,760
1,202,300		ExxonMobil Corp.	51,999,475
105,900		Total SA, Class B, ADR	9,963,072

		TOTAL	88,353,207

Shares			Value
		COMMON STOCKS--continued
		Financials--33.1%
83,643		Ace Ltd.	$3,444,419
434,400		Allstate Corp.	19,104,912
1,409,000		Amvescap PLC, ADR	19,120,130
112,500		Apartment Investment & Management Co., Class A	3,249,000
97,100		BB&T Corp.	3,658,728
408,757		Bank of America Corp.	33,979,969
461,800		Bank of New York Co., Inc.	13,886,326
186,300		Barclays Bank PLC, ADR	6,622,965
98,175		Cincinnati Financial Corp.	4,196,981
1,314,400		Citigroup, Inc.	61,027,592
120,600		Commercial Federal Corp.	3,379,212
517,000		Equity Office Properties Trust	13,933,150
56,200		Federal Home Loan Mortgage Corp.	3,281,518
92,800		Federal National Mortgage Association	6,282,560
776,100		J.P. Morgan Chase & Co.	28,591,524
67,000		Jefferson-Pilot Corp.	3,439,110
121,500		Lloyds TSB Group PLC, ADR	3,888,000
363,000		Loews Corp.	8,236,470
666,500		MBNA Corp.	16,929,100
225,500		Mellon Financial Corp.	6,638,720
366,900		Morgan Stanley	19,632,819
381,600		Nationwide Financial Services, Inc., Class A	13,947,480
152,300		Northern Trust Corp.	6,541,285
97,100		Protective Life Corp.	3,590,758
501,500		Sun Life Financial Services of Canada	13,655,845
333,067		The St. Paul Travelers Cos., Inc.	13,216,099
420,700		Trizec Properties, Inc.	6,945,757
894,200		U.S. Bancorp	25,127,020
344,100		UBS AG	24,809,610
78,900		Washington Mutual Bank FA	3,446,352
456,700		Wells Fargo & Co.	26,853,960
311,300		Willis Group Holdings Ltd.	11,100,958
53,700		Zions Bancorp	3,291,810

		TOTAL	435,050,139

Shares			Value
		COMMON STOCKS--continued
		Healthcare--6.1%
159,700		Abbott Laboratories	$6,581,237
256,800		Baxter International, Inc.	8,073,792
282,000		Bristol-Myers Squibb Co.	7,126,140
156,600		GlaxoSmithKline PLC, ADR	6,647,670
142,800		Johnson & Johnson	7,955,388
51,700		Lilly (Eli) & Co.	3,808,739
232,300		Merck & Co., Inc.	10,987,790
478,200		Pfizer, Inc.	16,899,588
330,100		Wyeth	11,883,600

		TOTAL	79,963,944

		Industrials--9.2%
63,200		Avery Dennison Corp.	3,731,328
1,133,200		BAE Systems PLC, ADR	17,099,195
146,100		CP Railway Ltd.	3,271,179
87,300		Dover Corp.	3,401,208
769,300		General Electric Co.	23,940,616
306,000		Lockheed Martin Corp.	15,159,240
345,900		Quebecor World, Inc.	7,049,442
143,400		TPG NV, ADR	3,225,066
116,500		Union Pacific Corp.	6,794,280
153,100		United Parcel Service, Inc.	10,980,332
236,700		United Technologies Corp.	20,027,187
231,000		Waste Management, Inc.	6,643,560

		TOTAL	121,322,633

		Information Technology--2.1%
841,500		Hewlett-Packard Co.	17,873,460
685,500		Nokia Oyj, Class A, ADR	9,418,770

		TOTAL	27,292,230

		Materials--7.8%
66,100		Air Products & Chemicals, Inc.	3,303,017
378,400		Akzo Nobel NV, ADR	13,618,994
326,000		Alcoa, Inc.	10,203,800
81,400		Bowater, Inc.	3,437,522
340,200		Domtar, Inc.	4,198,068
669,700		DuPont (E.I.) de Nemours & Co.	28,931,040
Shares			Value
		COMMON STOCKS--continued
		Materials--continued
94,200		Freeport-McMoRan Copper & Gold, Inc., Class B	$3,167,946
245,600		POSCO, ADR	7,810,080
303,500		Packaging Corp. of America	7,132,250
89,500		Praxair, Inc.	3,310,605
173,700		Rohm & Haas Co.	6,694,398
561,200		Stora Enso Oyj, ADR	7,250,704
75,500		Vulcan Materials Co.	3,379,380

		TOTAL	102,437,804

		Telecommunication Services--9.1%
159,600		AT&T Corp.	2,646,168
319,600		BCE, Inc.	6,360,040
619,000		BellSouth Corp.	15,450,240
230,100		PT Telekomunikasi Indonesia, Class CS, ADR	3,716,115
1,189,700		SBC Communications, Inc.	28,195,890
399,700		Sprint Corp.	7,098,672
354,000		TDC A/S, ADR	5,954,280
222,900		Telecomunicacoes de Sao Paulo SA, ADR	2,986,860
261,700		Telefonos de Mexico, Class L, ADR	8,803,588
587,100		Telstra Corp. Ltd., ADR	9,933,732
818,300		Verizon Communications, Inc.	28,296,814

		TOTAL	119,442,399

		Utilities--7.9%
382,000		DPL, Inc.	7,544,500
109,500		E.On AG, ADR	7,637,625
121,100		Equitable Resources, Inc.	5,861,240
338,800		Exelon Corp.	11,282,040
962,000		Korea Electric Power Corp., ADR	8,609,900
155,700		National Fuel Gas Co.	3,915,855
381,700		National Grid Group PLC, ADR	15,344,340
223,900		Northeast Utilities Co.	4,276,490
158,100		ONEOK, Inc.	3,378,597
230,200		PPL Corp.	9,933,130
173,400		Pinnacle West Capital Corp.	6,986,286
183,300		RWE AG, ADR	8,046,943
522,400		Suez SA, ADR	10,233,816

		TOTAL	103,050,762

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,115,177,962)	1,237,566,631

Shares			Value
		PREFERRED STOCKS--3.3%
		Consumer Discretionary--1.5%
658,100		General Motors Corp., Conv. Pfd., Series C, $1.56, Annual Dividend	$19,341,559

		Financials--0.5%
236,400		Chubb Corp., PRIDES, $1.75, Annual Dividend	6,569,556

		Telecommunication Services--1.1%
278,500		Alltel Corp., DECS, $3.88, Annual Dividend	13,847,020

		Utilities--0.2%
74,800		American Electric Power Co., Inc., DECS, $4.63, Annual Dividend	3,299,428

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $40,414,342)	43,057,563

		MUTUAL FUND--2.1%
27,750,287	[1]	Prime Value Obligations Fund, IS Shares (at net asset value)	27,750,287

		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $1,183,342,591)[2]	1,308,374,481

		OTHER ASSETS AND LIABILITIES - NET--0.4%	4,858,785

		TOTAL NET ASSETS--100%	$1,313,233,266

1 Affiliated company.

2 The cost of investments for federal tax purposes amounts to $1,183,342,591.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $27,750,287 of investments in affiliated issuer (Note 5) (identified cost $1,183,342,591)		$1,308,374,481
Cash		1,535
Income receivable		3,645,002
Receivable for investments sold		7,172,799
Receivable for shares sold		846,467

TOTAL ASSETS		1,320,040,284

Liabilities:
Payable for investments purchased	$3,301,631
Payable for shares redeemed	2,336,626
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	395,386
Payable for Directors'/Trustees' fees	96
Payable for distribution services fee (Note 5)	424,892
Payable for shareholder services fee (Note 5)	276,432
Accrued expenses	71,955

TOTAL LIABILITIES		6,807,018

Net assets for 82,148,135 shares outstanding		$1,313,233,266

Net Assets Consist of:
Paid in capital		$1,536,600,515
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		125,032,051
Accumulated net realized loss on investments, futures contracts, options and foreign currency transactions		(351,089,070)
Undistributed net investment income		2,689,770

TOTAL NET ASSETS		$1,313,233,266

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($611,578,168 ÷ 38,252,363 shares outstanding)		$15.99

Offering price per share (100/94.50 of $15.99)[1]		$16.92

Redemption proceeds per share		$15.99

Class B Shares:
Net asset value per share ($567,523,244 ÷ 35,510,143 shares outstanding)		$15.98

Offering price per share		$15.98

Redemption proceeds per share (94.50/100 of $15.98)[1]		$15.10

Class C Shares:
Net asset value per share ($87,823,177 ÷ 5,492,018 shares outstanding)		$15.99

Offering price per share (100/99.00 of $15.99)[1]		$16.15

Redemption proceeds per share (99.00/100 of $15.99)[1]		$15.83

Class F Shares:
Net asset value per share ($46,308,677 ÷ 2,893,611 shares outstanding)		$16.00

Offering price per share (100/99.00 of $16.00)[1]		$16.16

Redemption proceeds per share (99.00/100 of $16.00)[1]		$15.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $200,899 received from affiliated issuer (Note 5) and net of foreign taxes withheld of $897,308)			$23,923,085
Interest (including income on securities loaned of $12,755)			12,755

TOTAL INCOME			23,935,840

Expenses:
Investment adviser fee (Note 5)		$4,138,358
Administrative personnel and services fee (Note 5)		551,091
Custodian fees		33,144
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,183,072
Directors'/Trustees' fees		9,497
Auditing fees		5,248
Legal fees		12,629
Portfolio accounting fees (Note 5)		87,298
Distribution services fee--Class B Shares (Note 5)		2,276,406
Distribution services fee--Class C Shares (Note 5)		350,539
Distribution services fee--Class F Shares (Note 5)		60,995
Shareholder services fee--Class A Shares (Note 5)		787,673
Shareholder services fee--Class B Shares (Note 5)		758,802
Shareholder services fee--Class C Shares (Note 5)		116,846
Shareholder services fee--Class F Shares (Note 5)		60,995
Share registration costs		50,432
Printing and postage		119,885
Insurance premiums		5,077
Taxes		43,514
Miscellaneous		7,669

TOTAL EXPENSES		10,659,170

Waiver, Reimbursement and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(25,520)
Reimbursement of investment adviser fee (Note 5)	(1,842)
Fees paid indirectly from directed broker agreements	(162,127)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(189,489)

Net expenses			10,469,681

Net investment income			13,466,159

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			124,956,296
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(37,543,520)

Net realized and unrealized gain on investments and foreign currency transactions			87,412,776

Change in net assets resulting from operations			$100,878,935

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Period Ended 11/30/2003 [1]	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,466,159	$17,692,049	$23,792,139
Net realized gain (loss) on investments, futures contracts, options and foreign currency transactions	124,956,296	59,365,474	(215,397,653)
Net increase due to reimbursements from Adviser for certain losses on investments (Note 7)	--	9,304	--
Net change in unrealized appreciation/depreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency	(37,543,520)	214,736,082	(330,025,697)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	100,878,935	291,802,909	(521,631,211)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,317,903)	(8,452,275)	(11,865,492)
Class B Shares	(5,764,317)	(5,387,595)	(7,003,156)
Class C Shares	(884,439)	(826,683)	(1,081,675)
Class F Shares	(585,905)	(587,732)	(849,938)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,552,564)	(15,254,285)	(20,800,261)

Share Transactions:
Proceeds from sale of shares	64,313,213	143,337,646	134,406,476
Net asset value of shares issued to shareholders in payment of distributions declared	13,705,999	13,299,976	17,806,777
Cost of shares redeemed	(211,336,859)	(301,132,150)	(566,995,470)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(133,317,647)	(144,494,528)	(414,782,217)

Change in net assets	(47,991,276)	132,054,096	(957,213,689)

Net Assets:
Beginning of period	1,361,224,542	1,229,170,446	2,186,384,135

End of period (including undistributed net investment income of $2,689,770, $4,776,175 and $2,337,610, respectively)	$1,313,233,266	$1,361,224,542	$1,229,170,446

1 The Fund changed its fiscal year end from March 31 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2004, the Fund had no realized gain (loss) on futures contracts.

At May 31, 2004, the Fund had no outstanding futures contracts.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2004, the Fund had no realized gain (loss) on written options.

At May 31, 2004, the Fund had no outstanding written options.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At of May 31, 2004, the Fund had no outstanding securities on loan.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 3/31/2003
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,892,392	$46,732,358	8,011,405	$108,078,027	6,575,081	$88,716,880
Shares issued to shareholders in payment of distributions declared	474,288	7,559,887	535,109	7,577,806	776,109	10,385,760
Shares redeemed	(6,102,314)	(97,886,876)	(12,539,548)	(172,378,480)	(17,810,929)	(240,358,727)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,735,634)	$(43,594,631)	(3,993,034)	$(56,722,647)	(10,459,739)	$(141,256,087)

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 3/31/2003
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	791,731	$12,730,768	1,341,717	$19,032,988	1,849,297	$25,427,464
Shares issued to shareholders in payment of distributions declared	316,223	5,027,248	329,165	4,655,394	453,160	6,002,374
Shares redeemed	(5,686,234)	(91,497,957)	(6,732,049)	(95,272,852)	(18,496,338)	(250,845,974)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,578,280)	$(73,739,941)	(5,061,167)	$(71,584,470)	(16,193,881)	$(219,416,136)

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 3/31/2003
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	246,772	$3,985,598	498,458	$6,841,675	684,713	$9,165,731
Shares issued to shareholders in payment of distributions declared	42,289	672,710	43,561	616,400	58,377	773,942
Shares redeemed	(919,115)	(14,704,424)	(1,399,202)	(19,584,388)	(3,381,204)	(46,212,067)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(630,054)	$(10,046,116)	(857,183)	$(12,126,313)	(2,638,114)	$(36,272,394)

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 3/31/2003
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	53,301	$864,489	667,819	$9,384,956	842,981	$11,096,401
Shares issued to shareholders in payment of distributions declared	27,986	446,154	31,753	450,376	48,195	644,701
Shares redeemed	(453,176)	(7,247,602)	(981,632)	(13,896,430)	(2,205,565)	(29,578,702)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(371,889)	$(5,936,959)	(282,060)	$(4,061,098)	(1,314,389)	$(17,837,600)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,315,857)	$(133,317,647)	(10,193,444)	$(144,494,528)	(30,606,123)	$(414,782,217)

1 The Fund changed its fiscal year end from March 31 to November 30.

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $1,183,342,591. The net unrealized appreciation of investments for federal tax purposes was $125,031,890. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,102,515 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,070,625.

At November 30, 2003, the Fund had a capital loss carryforward of $473,166,846 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$318,431,224

2010	$125,726,830

2011	$ 29,008,792

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended May 31, 2004, the fees paid to FEMCOPA and FIMCO were $3,434,618 and $701,898, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser, an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $200,899 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the period ended May 31, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $71,566 in sales charges from the sale of Class A Shares. FSC also retained $222 of contingent deferred sales charges relating to redemptions of Class C Shares and $222 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $14,782, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2004, the Fund's expenses were reduced by $162,127 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$730,055,717

Sales	$848,915,338

7. OTHER

The Fund's Adviser made a voluntary contribution to the Fund of $9,304 for losses on investments inadvertently purchased by the Fund.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT EVENT

Federated has performed an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Funds and in concert with a special investigative committee of Federated's Board. As a result of this review, the Fund's Adviser made a contribution to the Fund of $702,329 for: 1) detrimental impact to the Fund from frequent trading activity; 2) detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times; 3) receipt of fees received by Federated from assets invested as a result of frequent trading arrangements; and 4) interest on the foregoing amounts.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8110102 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004